Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (81.9)	$ 86.7	$ 115.2
Adjustments to reconcile net (loss) income to net cash (used) provided by operating activities:
Amortization and depreciation	30.8	31.2	22.4
Share-based payments expense	4.6	10.1	7.9
Excess tax expense from share-based payment arrangements	0.1	0.3	0.3
Deferred income tax benefit, net	10.2	(3.8)	(2.9)
Net realized investment (gains) losses	(49.2)	(36.4)	16.7
Gain on sale of real estate	0	(0.4)	0
Loss on disposal of fixed assets, net	1.0	0.2	0
Impairment of intangible asset	0	0	5.9
Change in:
Accrued investment income	1.2	(2.7)	3.4
Receivables	53.6	255.8	(225.5)
Deferred acquisition costs	12.9	39.1	(4.0)
Ceded unearned premiums	(15.4)	33.7	11.1
Reserves for losses and loss adjustment expenses	138.9	(51.1)	206.6
Unearned premiums	4.1	(149.5)	(4.0)
Ceded reinsurance payable and funds held	(97.4)	(180.8)	100.2
Income taxes	(6.7)	3.0	(10.7)
Accrued underwriting expenses	(5.8)	(22.4)	(7.8)
Sale of trading investment	0	2.1	0
Other, net	(18.7)	(18.2)	67.0
Cash (used) provided by operating activities	(17.7)	(3.1)	301.8
Cash flows from investing activities:
Sales of fixed maturity investments	1,326.9	1,837.4	1,257.3
Maturities and mandatory calls of fixed maturity investments	450.9	539.3	439.0
Sales of equity securities	41.3	55.3	81.9
Sales of other investments	2.5	0.7	0.6
Purchases of fixed maturity investments	(1,605.6)	(2,171.2)	(2,027.2)
Purchases of equity securities	(99.6)	(75.3)	(24.0)
Purchases of other investments	(73.2)	(24.3)	(6.0)
Change in foreign regulatory deposits	(7.5)	(20.9)	(34.1)
Change in short-term investments	75.8	63.0	85.7
Settlements of foreign currency exchange forward contracts	7.7	0	0
Purchases of fixed assets, net	(16.5)	(14.6)	(23.0)
Proceeds on sale of real estate	0	0.1	0
Acquisition of subsidiary	(0.5)	(1.9)	0
Other, net	(1.9)	(3.7)	9.0
Cash provided (used) by investing activities	100.3	183.9	(240.8)
Cash flows from financing activities:
Activity under revolving credit facility, net	0	0	(50.9)
Activity under stock incentive plans	1.1	4.3	3.1
Repurchase of Company's common shares	(49.5)	(105.2)	0
Excess tax expense from share-based payment arrangements	(0.1)	(0.3)	(0.3)
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0
Cash used by financing activities	(61.6)	(115.4)	(48.1)
Effect of exchange rate changes on cash	(3.6)	0	0
Change in cash	17.4	65.4	12.9
Cash, beginning of period	83.5	18.1	5.2
Cash, end of period	$ 100.9	$ 83.5	$ 18.1